Related party transactions (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Payables to related parties	$ 0	$ 400
Shares granted	$ 200	1,300
Shares yet to be issued	11,400
Recognized expenses	$ 0	700
Related loans provided	400	200
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Compensation expense	700	700
RSUs [Member]
IfrsStatementLineItems [Line Items]
Compensation expense	$ 400	$ 200